Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2019	Apr. 30, 2019	Oct. 31, 2018
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 222,857	$ 221,253	$ 194,456
Deposits	553,383	$ 548,837	520,928
Financial assets at fair value through profit or loss [member]
Fairvalue of financial instruments on balance sheet [line items]
Deposits	16,005		14,186
Financial assets at fair value through profit or loss [member] | Not Carried At Fair Value [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 2,230		$ 1,450